Stock-based Activity (Details Narrative 1) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Feb. 14, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2012	Sep. 30, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options granted			2,615,850		90,876	93,378
Unrecognized stock-based compensation expense, options			$ 4,549,043		$ 750,405
Unrecognized stock-based compensation expense, recognition period			2 years 8 months 26 days		2 years 6 months
Weighted average remaining Contractual term, stock options outstanding			9 years 6 months 25 days		7 years 10 months 24 days
Tax benefits for tax deductions related to stock-based compensation					$ 0
Stock options exercised			2,779	0	0	0
Two Thousand Eight Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under the Stock Plan							155,893	65,507
Stock Options granted		0
Two Thousand Fourteen Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares contingent upon forfeiture, expiration or cancellation	152,017			152,017
Employee option grants vest percentage on first anniversary					3 years
Description of share based award					The maximum term of options granted under the Stock Plan is ten years. Employee option grants will generally vest 25% on the first anniversary of the original vesting date, and the balance vests monthly over the next three years.
Two Thousand Fourteen Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period new issue of shares	351,443
Maximum term of options granted under Stock Plan					10 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vested, number of shares					0
Stock option vesting period					4 years
Employee Stock Option [Member] | Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options granted					55,580